ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited)

Shares		December 31, 2022 Fair Value
	Investments in Securities – 114.01%
	Common Stocks – 109.35%
	Brazil – 0.42%
	Finance - Investment Banker / Broker – 0.42%
1,716,252	XP Inc, Class A *	$26,327,306

	Total Brazil (cost $46,223,020)	$26,327,306

	Canada – 0.37%
	Internet Application Software – 0.37%
677,186	Shopify Inc, Class A * (a)	23,505,126

	Total Canada (cost $22,646,203)	$23,505,126

	China – 10.00%
	E-Commerce / Products – 4.20%
1,103,293	Alibaba Group Holding Ltd ADR *	97,189,080
2,076,524	JD.com Inc ADR (a)	116,555,292
635,473	Pinduoduo Inc ADR *	51,822,823

		265,567,195

	Enterprise Software / Services – 0.21%
15,104,903	Ming Yuan Cloud Group Holdings Ltd	13,585,791

	Entertainment Software – 1.12%
972,846	NetEase Inc ADR	70,657,805

	Real Estate Management / Services – 0.74%
3,365,918	KE Holdings Inc ADR *	46,988,215

	Schools – 0.52%
945,143	New Oriental Education & Technology Group Inc ADR *	32,909,879

	Transport - Services – 0.98%
7,749,631	Full Truck Alliance Co Ltd ADR *	61,997,048

	Web Portals / ISP – 2.23%
1,232,793	Baidu Inc ADR * (a)	141,006,863

	Total China (cost $665,965,575)	$632,712,796

	France – 9.25%
	Aerospace / Defense - Equipment – 7.34%
2,144,480	Airbus SE	254,091,061
1,685,900	Safran SA	210,371,441

		464,462,502

	Apparel Manufacturers – 0.54%
66,922	Kering SA	33,961,401

	Textile - Apparel – 1.37%
119,258	LVMH Moet Hennessy Louis Vuitton SE	86,536,381

	Total France (cost $557,714,730)	$584,960,284

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2022 Fair Value
	Common Stocks (continued)
	Germany – 2.04%
	Aerospace / Defense – 1.21%
354,935	MTU Aero Engines AG	$76,594,245

	Athletic Footwear – 0.83%
384,903	adidas AG	52,359,004

	Total Germany (cost $169,087,271)	$128,953,249

	Hong Kong – 0.80%
	Casino Hotels – 0.80%
7,679,000	Galaxy Entertainment Group Ltd	50,767,321

	Total Hong Kong (cost $41,527,039)	$50,767,321

	Israel – 0.17%
	Applications Software – 0.17%
497,715	JFrog Ltd *	10,616,261

	Total Israel (cost $22,487,895)	$10,616,261

	Japan – 3.50%
	Audio / Video Products – 3.07%
2,556,300	Sony Group Corp	194,417,905

	Web Portals / ISP – 0.43%
10,691,045	Z Holdings Corp	26,900,807

	Total Japan (cost $191,966,493)	$221,318,712

	Netherlands – 2.07%
	Semiconductor Equipment – 2.07%
239,192	ASML Holding NV	130,694,509

	Total Netherlands (cost $123,770,668)	$130,694,509

	Singapore – 0.33%
	E-Commerce / Products – 0.33%
402,659	Sea Ltd ADR *	20,950,348

	Total Singapore (cost $10,484,475)	$20,950,348

	Taiwan – 2.68%
	Semiconductor Components - Integrated Circuits – 2.68%
2,273,535	Taiwan Semiconductor Manufacturing Co Ltd ADR	169,355,622

	Total Taiwan (cost $143,996,682)	$169,355,622

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2022 Fair Value
	Common Stocks (continued)
	United States – 75.05%
	Aerospace / Defense – 1.23%
123,228	TransDigm Group Inc (a)	$77,590,510

	Applications Software – 4.26%
412,609	Confluent Inc, Class A *	9,176,424
457,500	Elastic NV *	23,561,250
135,777	Five9 Inc *	9,213,827
655,175	Microsoft Corp (a)	157,124,069
100,767	Procore Technologies Inc *	4,754,187
230,475	PTC Inc *	27,666,219
967,872	Smartsheet Inc, Class A *	38,095,442

		269,591,418

	Athletic Equipment – 0.30%
2,389,050	Peloton Interactive Inc, Class A *	18,969,057

	Building Products - Cement / Aggregate – 1.70%
179,925	Martin Marietta Materials Inc (a)	60,809,252
266,651	Vulcan Materials Co (a)	46,693,257

		107,502,509

	Coatings / Paint – 1.34%
358,333	Sherwin-Williams Co (a)	85,043,171

	Commercial Services - Finance – 1.71%
390,221	Global Payments Inc	38,756,750
163,758	S&P Global Inc	54,849,105
259,352	TransUnion (a)	14,718,226

		108,324,081

	Commercial Services – 0.28%
39,768	Cintas Corp (a)	17,960,024

	Communications Software – 2.05%
1,884,495	RingCentral Inc, Class A * (a)	66,711,123
931,253	Zoom Video Communications Inc, Class A *	63,083,078

		129,794,201

	Computer Aided Design – 7.49%
76,704	Altair Engineering Inc, Class A *	3,487,731
1,318,013	Cadence Design Systems Inc * (a)	211,725,608
809,667	Synopsys Inc * (a)	258,518,576

		473,731,915

	Computer Software – 1.34%
483,491	Dynatrace Inc *	18,517,705
905,924	Twilio Inc, Class A *	44,354,039
715,787	ZoomInfo Technologies Inc, Class A *	21,552,347

		84,424,091

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2022 Fair Value
	Common Stocks (continued)
	United States (continued)
	E-Commerce / Products – 2.54%
1,909,932	Amazon.com Inc * (a)	$160,434,288

	E-Commerce / Services – 4.96%
1,385,097	Expedia Group Inc * (a)	121,334,497
2,622,019	Lyft Inc, Class A *	28,894,649
1,782,750	Marqeta Inc, Class A *	10,892,603
6,162,291	Uber Technologies Inc *	152,393,456

		313,515,205

	Energy - Alternate Sources – 0.16%
1,101,436	Stem Inc *	9,846,838

	Enterprise Software / Services – 4.49%
963,687	Bill.com Holdings Inc *	105,003,336
2,119,232	Qualtrics International Inc, Class A *	21,997,628
1,510,923	SS&C Technologies Holdings Inc	78,658,651
6,159,507	UiPath Inc, Class A *	78,287,334

		283,946,949

	Finance - Credit Card – 6.00%
511,930	Mastercard Inc, Class A (a)	178,013,419
967,993	Visa Inc, Class A (a)	201,110,226

		379,123,645

	Finance - Other Services – 1.79%
1,101,566	Intercontinental Exchange Inc (a)	113,009,656

	Human Resources – 0.58%
189,839	Paylocity Holding Corp * (a)	36,878,124

	Internet Content - Entertainment – 4.42%
2,323,626	Meta Platforms Inc, Class A * (a)	279,625,153

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2022 Fair Value
	Common Stocks (continued)
	United States (continued)
	Medical - Biomedical / Genetics – 4.79%
1,549,936	Akero Therapeutics Inc * (a)	$84,936,493
2,297,288	Allovir Inc *	11,785,087
733,749	BioCryst Pharmaceuticals Inc *	8,423,439
212,709	Blueprint Medicines Corp *	9,318,781
525,740	Caribou Biosciences Inc *	3,301,647
529,411	Cerevel Therapeutics Holdings Inc *	16,697,623
732,059	Certara Inc *	11,764,188
517,251	DICE Therapeutics Inc *	16,138,231
408,182	IGM Biosciences Inc *	6,943,176
626,563	Keros Therapeutics Inc *	30,087,555
336,132	Sarepta Therapeutics Inc * (a)	43,555,985
1,500,964	TG Therapeutics Inc *	17,756,404
913,297	Ultragenyx Pharmaceutical Inc * (a)	42,313,050

		303,021,659

	Medical - Drugs – 0.72%
1,197,125	ORIC Pharmaceuticals Inc *	7,051,066
672,115	PMV Pharmaceuticals Inc *	5,847,401
1,116,894	Rhythm Pharmaceuticals Inc *	32,523,953

		45,422,420

	Metal Processors & Fabrication – 0.25%
487,521	Xometry Inc, Class A *	15,712,802

	Private Equity – 0.40%
549,161	KKR & Co Inc	25,492,054

	REITS - Diversified – 3.08%
418,527	American Tower Corp (a)	88,669,130
161,866	Equinix Inc (a)	106,027,086

		194,696,216

	Retail - Apparel / Shoes – 1.46%
795,949	Ross Stores Inc	92,385,800

	Retail - Building Products – 1.82%
577,425	Lowe’s Cos Inc	115,046,157

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2022 Fair Value
	Common Stocks (continued)
	United States (continued)
	Retail - Major Department Store – 3.05%
2,424,294	TJX Companies Inc (a)	$192,973,802

	Retail - Restaurants – 2.62%
84,266	Chipotle Mexican Grill Inc * (a)	116,918,232
380,271	Yum! Brands Inc (a)	48,705,110

		165,623,342

	Semiconductor Components - Integrated Circuits – 4.98%
985,815	Analog Devices Inc (a)	161,703,234
1,391,206	QUALCOMM Inc	152,949,188

		314,652,422

	Semiconductor Equipment – 5.24%
323,192	KLA Corp (a)	121,853,080
291,128	Lam Research Corp (a)	122,361,098
997,763	Teradyne Inc	87,154,598

		331,368,776

	Total United States (cost $4,022,590,291)	$4,745,706,285

	Uruguay – 2.67%
	Commercial Services - Finance – 0.07%
298,610	Dlocal Ltd *	4,649,358

	E-Commerce / Services – 2.60%
193,793	MercadoLibre Inc * (a)	163,995,389

	Total Uruguay (cost $141,986,342)	$168,644,747

	Total Common Stock (cost $6,160,446,684)	$6,914,512,566

	Short-Term Securities – 4.66%
	United States – 4.66%
295,028,461	Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.96% (a) (b)	295,028,461

	Total United States (cost $295,028,461)	$295,028,461

	Total Short-Term Securities (cost $295,028,461)	$295,028,461

	Total Investments in Securities (cost $6,455,475,145) - 114.01%	$7,209,541,027

	Other Liabilities in Excess of Assets - (14.01%)	(886,041,510)

	Net Assets - 100.00%	$6,323,499,517

(a)	Partially or wholly held in a pledged account at the Custodian as collateral for securities sold, not yet purchased.
(b)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2022. $289,588,376 is pledged in a collateral account by the Custodian for Total Return Swap Contracts.
*	Non-income producing security.
ADR	American Depositary Receipt
REITS	Real Estate Investment Trusts

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities - By Industry	December 31, 2022 Percentage of Net Assets (%)
Aerospace / Defense	2.44
Aerospace / Defense - Equipment	7.34
Apparel Manufacturers	0.54
Applications Software	4.43
Athletic Equipment	0.30
Athletic Footwear	0.83
Audio / Video Products	3.07
Building Products - Cement / Aggregate	1.70
Casino Hotels	0.80
Coatings / Paint	1.34
Commercial Services - Finance	1.78
Commercial Services	0.28
Communications Software	2.05
Computer Aided Design	7.49
Computer Software	1.34
E-Commerce / Products	7.07
E-Commerce / Services	7.56
Energy - Alternate Sources	0.16
Enterprise Software / Services	4.70
Entertainment Software	1.12
Finance - Credit Card	6.00
Finance - Investment Banker / Broker	0.42

Investments in Securities - By Industry	December 31, 2022 Percentage of Net Assets (%)
Finance - Other Services	1.79
Human Resources	0.58
Internet Application Software	0.37
Internet Content - Entertainment	4.42
Medical - Biomedical / Genetics	4.79
Medical - Drugs	0.72
Metal Processors & Fabrication	0.25
Private Equity	0.40
Real Estate Management / Services	0.74
REITS - Diversified	3.08
Retail - Apparel / Shoes	1.46
Retail - Building Products	1.82
Retail - Major Department Store	3.05
Retail - Restaurants	2.62
Schools	0.52
Semiconductor Components - Integrated Circuits	7.66
Semiconductor Equipment	7.31
Short-Term Securities	4.66
Textile - Apparel	1.37
Transport - Services	0.98
Web Portals / ISP	2.66

Total Investments in Securities	114.01%

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited)

Notional Amount (USD)	Contracts		December 31, 2022 Fair Value
		Purchased Options – 10.81%
		Equity Options – 10.61%
		Equity Call Options – 6.83%
		Australia – 0.11%
		Enterprise Software / Services – 0.11%
$ 43,836,000	3,653	Atlassian Corp, Class A, 2/17/2023, $120.00	$7,050,290

		Total Australia (cost $7,097,844)	$7,050,290

		Canada – 0.30%
		Internet Application Software – 0.30%
48,160,000	19,264	Shopify Inc, Class A, 1/20/2023, $25.00	18,975,040

		Total Canada (cost $20,598,594)	$18,975,040

		China – 0.21%
		E-Commerce / Products – 0.21%
44,352,000	9,856	JD.com Inc ADR, 3/17/2023, $45.00	13,059,200

		Total China (cost $11,314,867)	$13,059,200

		Taiwan – 0.33%
		Semiconductor Components - Integrated Circuits – 0.33%
86,640,000	14,440	Taiwan Semiconductor Manufacturing Co Ltd ADR, 1/20/2023, $60.00	21,082,400

		Total Taiwan (cost $22,757,594)	$21,082,400

		United States – 5.88%
		Applications Software – 0.33%
130,578,000	6,218	Microsoft Corp, 2/17/2023, $210.00	20,674,850

		Auto - Cars / Light Trucks – 0.01%
243,936,000	11,088	Tesla Inc, 2/17/2023, $220.00	632,016

		Beverages - Non-alcoholic – 0.03%
64,727,000	9,958	Coca-Cola Co, 3/17/2023, $65.00	1,672,944

		Commercial Services - Finance – 0.24%
33,606,000	7,468	Block Inc, 3/17/2023, $45.00	15,010,680

		Communications Software – 0.06%
14,820,000	4,940	RingCentral Inc, Class A, 4/21/2023, $30.00	4,199,000

		E-Commerce / Products – 0.15%
223,578,000	24,842	Amazon.com Inc, 2/17/2023, $90.00	9,315,750

		E-Commerce / Services – 1.05%
245,310,000	1,443	Booking Holdings Inc, 3/17/2023, $1,700.00	53,015,820
77,697,000	17,266	DoorDash Inc, Class A, 2/17/2023, $45.00	13,381,150

			66,396,970

		Electronic Components - Semiconductors – 0.20%
54,219,000	9,858	Advanced Micro Devices Inc, 3/17/2023, $55.00	12,470,370

		Enterprise Software / Services – 0.25%
53,892,000	13,473	Alteryx Inc, Class A, 2/17/2023, $40.00	16,032,870

		Finance - Credit Card – 0.70%
135,421,000	12,311	American Express Co, 1/20/2023, $110.00	44,504,265

		Hotels & Motels – 0.89%
136,810,000	13,681	Hilton Worldwide Holdings Inc, 1/20/2023, $100.00	35,433,790
70,702,000	6,148	Marriott International Inc, Class A, 1/20/2023, $115.00	20,718,760

			56,152,550

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

Notional Amount (USD)	Contracts			December 31, 2022 Fair Value
		Equity Call Options (continued)
		United States (continued)
		Internet Content - Entertainment – 1.79%
$ 168,793,000	19,858	Meta Platforms Inc, Class A, 2/17/2023, $85.00		$72,978,150
207,228,000	19,736	Meta Platforms Inc, Class A, 2/17/2023, $105.00		40,261,440

				113,239,590

		Multimedia – 0.10%
84,209,500	9,907	Walt Disney Co, 2/17/2023, $85.00		6,538,620

		Semiconductor Components - Integrated Circuits – 0.08%
22,122,000	2,458	QUALCOMM Inc, 1/20/2023, $90.00		4,952,870

		Total United States (cost $407,578,733)		$371,793,345

		Total Equity Call Options (cost $469,347,632)		$431,960,275

		Equity Put Options – 3.78%
		China – 0.36%
		E-Commerce / Products – 0.36%
99,290,000	9,929	Pinduoduo Inc ADR, 4/21/2023, $100.00		22,886,345

		Total China (cost $22,717,732)		$22,886,345

		United States – 3.42%
		Communications Software – 0.28%
117,735,000	15,698	Zoom Video Communications Inc, Class A, 3/17/2023, $75.00		18,052,700

		Computers – 0.13%
48,220,500	3,111	Apple Inc, 3/17/2023, $155.00		7,901,940

		Enterprise Software / Services – 0.30%
116,760,000	9,730	Bill.com Holdings Inc, 2/17/2023, $120.00		19,168,100

		Growth & Income - Large Cap – 0.56%
1,261,251,000	36,558	SPDR S&P 500 ETF Trust, 6/16/2023, $345.00		35,132,238

		Sector Fund - Technology – 2.15%
3,504,816,000	146,034	Invesco QQQ Trust Series 1, 6/16/2023, $240.00		136,103,688

		Total United States (cost $228,581,316)		$216,358,666

		Total Equity Put Options (cost $251,299,048)		$239,245,011

		Total Equity Options (cost $720,646,680)		$671,205,286

		Currency Put Options – 0.20%
		United States – 0.20%
		Currency – 0.20%	Counterparty
340,712,947	340,712,947	USD / BRL, 6/16/2023, $5.75	Morgan Stanley & Co., Inc.	10,765,526
611,713,752	611,713,752	USD / CNH, 6/16/2023, $7.45	Merrill Lynch Professional Clearing Corp	1,640,876

		Total United States (cost $22,562,899)		$12,406,402

		Total Currency Put Options (cost $22,562,899)		$12,406,402

		Total Purchased Options (cost $743,209,579)		$683,611,688

	ADR	American Depositary Receipt
	BRL	Brazilian Real
	CNH	Chinese Renminbi Yuan
	ETF	Exchange Traded Fund
	SPDR	Standard & Poor’s Depositary Receipts
	USD	United States Dollar

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (concluded)

Purchased Options - By Industry	December 31, 2022 Percentage of Net Assets (%)
Applications Software	0.33
Auto - Cars / Light Trucks	0.01
Beverages - Non-alcoholic	0.03
Commercial Services - Finance	0.24
Communications Software	0.34
Computers	0.13
Currency	0.20
E-Commerce / Products	0.72
E-Commerce / Services	1.05
Electronic Components - Semiconductors	0.20

Purchased Options - By Industry	December 31, 2022 Percentage of Net Assets (%)
Enterprise Software / Services	0.66
Finance - Credit Card	0.70
Growth & Income - Large Cap	0.56
Hotels & Motels	0.89
Internet Application Software	0.30
Internet Content - Entertainment	1.79
Multimedia	0.10
Sector Fund - Technology	2.15
Semiconductor Components - Integrated Circuits	0.41

Total Purchased Options	10.81%

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

Shares		December 31, 2022 Fair Value
	Securities Sold, Not Yet Purchased – 44.35%
	Common Stocks – 44.35%
	Canada – 0.38%
	Investment Management / Advisory Services – 0.07%
151,475	Brookfield Asset Management Inc, Class A	$4,342,788

	Medical - Drugs – 0.01%
273,717	Canopy Growth Corp	632,740

	Private Equity – 0.30%
605,899	Brookfield Corp	19,061,583

	Total Canada (proceeds $40,820,444)	$24,037,111

	China – 1.55%
	Auto - Cars / Light Trucks – 0.85%
1,821,148	Li Auto Inc ADR	37,151,419
1,725,495	NIO Inc ADR	16,823,576

		53,974,995

	Computer Software – 0.01%
265,369	Tuya Inc	506,855

	Internet Content - Information / Networks – 0.59%
862,600	Tencent Holdings Ltd	36,913,548

	Metal - Aluminum – 0.02%
6,610,800	China Zhongwang Holdings Ltd	1,422,962

	Retail - Drug Store – 0.08%
1,949,300	Ping An Healthcare and Technology Co Ltd	5,319,712

	Total China (proceeds $115,786,410)	$98,138,072

	France – 0.25%
	Advertising Services – 0.11%
113,039	Publicis Groupe SA	7,168,481

	REITS - Regional Malls – 0.14%
398,259	Klepierre SA	9,151,152

	Total France (proceeds $13,423,268)	$16,319,633

	Germany – 1.23%
	Enterprise Software / Services – 1.23%
754,922	SAP SE	77,660,508

	Total Germany (proceeds $97,518,652)	$77,660,508

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		December 31, 2022 Fair Value
	Common Stocks (continued)
	Hong Kong – 0.84%
	Auto - Cars / Light Trucks – 0.29%
12,752,000	Geely Automobile Holdings Ltd	$18,625,718

	Electric - Integrated – 0.24%
2,737,800	Power Assets Holdings Ltd	14,995,733

	Wireless Equipment – 0.31%
14,142,200	Xiaomi Corp, Class B	19,822,762

	Total Hong Kong (proceeds $78,160,088)	$53,444,213

	Israel – 0.57%
	Auto / Truck Parts & Equipment - Original – 0.24%
431,299	Mobileye Global Inc, Class A	15,121,343

	Computer Data Security – 0.23%
112,767	Check Point Software Technologies Ltd	14,226,685

	Internet Application Software – 0.10%
84,184	Wix.com Ltd	6,467,857

	Total Israel (proceeds $29,447,288)	$35,815,885

	Japan – 0.67%
	Semiconductor Equipment – 0.67%
142,750	Tokyo Electron Ltd	42,063,890

	Total Japan (proceeds $45,727,077)	$42,063,890

	Switzerland – 0.48%
	Computers - Peripheral Equipment – 0.01%
11,399	Logitech International SA	709,588

	Medical - Drugs – 0.47%
329,281	Novartis AG ADR	29,872,372

	Total Switzerland (proceeds $29,044,358)	$30,581,960

	Taiwan – 0.36%
	Semiconductor Components - Integrated Circuits – 0.36%
3,457,071	United Microelectronics Corp ADR	22,574,674

	Total Taiwan (proceeds $32,765,528)	$22,574,674

	United States – 38.02%
	Advertising Agencies – 0.97%
594,791	Interpublic Group of Cos Inc	19,812,488
507,476	Omnicom Group Inc	41,394,817

		61,207,305

	Advertising Services – 0.13%
188,268	Trade Desk Inc, Class A	8,440,054

	Apparel Manufacturers – 0.18%
1,773,966	Hanesbrands Inc	11,282,424

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		December 31, 2022 Fair Value
	Common Stocks (continued)
	United States (continued)
	Appliances – 0.29%
130,832	Whirlpool Corp	$18,507,495

	Applications Software – 0.71%
1,427,782	C3.ai Inc, Class A	15,976,881
75,041	ServiceNow Inc	29,136,169

		45,113,050

	Auto - Cars / Light Trucks – 0.82%
419,164	Tesla Inc	51,632,622

	Beverages - Non-alcoholic – 0.42%
415,169	Coca-Cola Co	26,408,900

	Cable / Satellite TV – 0.27%
50,311	Charter Communications Inc	17,060,460

	Commercial Services - Finance – 0.34%
587,988	H&R Block Inc	21,467,442

	Computer Data Security – 0.84%
226,266	Qualys Inc	25,393,833
251,121	Rapid7 Inc	8,533,092
175,026	Zscaler Inc	19,585,409

		53,512,334

	Computer Software – 2.00%
389,189	Akamai Technologies Inc	32,808,633
17,610	Bandwidth Inc, Class A	404,150
253,294	Braze Inc, Class A	6,909,860
790,464	Cloudflare Inc, Class A	35,736,877
192,212	Fastly Inc, Class A	1,574,216
395,164	SolarWinds Corp	3,698,735
397,094	Splunk Inc	34,185,822
340,020	Teradata Corp	11,445,073

		126,763,366

	Computers – 0.09%
204,851	HP Inc	5,504,346

	Computers - Memory Devices – 0.04%
47,022	Seagate Technology Holdings PLC	2,473,827

	Consulting Services – 0.49%
177,432	Verisk Analytics Inc	31,302,553

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		December 31, 2022 Fair Value
	Common Stocks (continued)
	United States (continued)
	Consumer Products - Miscellaneous – 1.41%
654,886	Kimberly-Clark Corp	$88,900,775

	Cosmetics & Toiletries – 0.61%
252,581	Colgate-Palmolive Co	19,900,857
124,690	Procter & Gamble Co	18,898,016

		38,798,873

	Diversified Manufacturing Operations – 0.27%
302,199	A O Smith Corp	17,297,871

	E-Commerce / Products – 0.37%
704,000	Wayfair Inc, Class A	23,154,560

	E-Commerce / Services – 0.06%
231,222	TripAdvisor Inc	4,157,372

	Electric - Distribution – 0.55%
364,757	Consolidated Edison Inc	34,764,990

	Electric - Integrated – 1.06%
187,898	Duke Energy Corp	19,351,615
484,883	PPL Corp	14,168,281
472,475	Southern Co	33,739,440

		67,259,336

	Electronic Components - Semiconductors – 6.98%
544,319	GLOBALFOUNDRIES Inc	29,333,351
339,666	Marvell Technology Inc	12,581,229
1,313,990	NVIDIA Corp	192,026,499
1,254,996	Texas Instruments Inc	207,350,439

		441,291,518

	Electronic Forms – 1.13%
212,922	Adobe Inc	71,654,641

	Enterprise Software / Services – 1.99%
69,047	HubSpot Inc	19,963,559
2,145,493	Palantir Technologies Inc, Class A	13,774,065
475,934	Salesforce Inc	63,104,089
177,874	Veeva Systems Inc, Class A	28,705,306

		125,547,019

	Finance - Credit Card – 0.24%
1,098,430	Western Union Co	15,125,381

	Food - Confectionery – 0.33%
134,300	J M Smucker Co	21,281,178

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		December 31, 2022 Fair Value
	Common Stocks (continued)
	United States (continued)
	Food - Miscellaneous / Diversified – 3.81%
1,084,463	Campbell Soup Co	$61,543,275
1,159,351	Conagra Brands Inc	44,866,884
881,559	General Mills Inc	73,918,722
850,832	Kellogg Co	60,613,272

		240,942,153

	Internet Content - Entertainment – 0.24%
1,676,498	Snap Inc, Class A	15,004,657

	Internet Infrastructure Software – 0.56%
244,749	F5 Inc	35,123,929

	Investment Management / Advisory Services – 2.43%
1,029,343	Franklin Resources Inc	27,154,068
741,965	Invesco Ltd	13,347,950
1,035,481	T Rowe Price Group Inc	112,929,558

		153,431,576

	Medical - Biomedical / Genetics – 0.92%
221,973	Amgen Inc	58,298,989

	Networking Products – 0.56%
739,333	Cisco Systems Inc	35,221,824

	Private Equity – 0.07%
64,657	Ares Management Corp, Class A	4,425,125

	Real Estate Management / Services – 0.26%
669,372	Anywhere Real Estate Inc	4,277,287
957,998	Cushman & Wakefield PLC	11,936,655

		16,213,942

	REITS - Health Care – 0.35%
491,608	Ventas Inc	22,146,940

	REITS - Office Property – 0.98%
333,549	Boston Properties Inc	22,541,241
551,340	Brandywine Realty Trust	3,390,741
460,415	Douglas Emmett Inc	7,219,307
458,547	Hudson Pacific Properties Inc	4,461,662
444,703	SL Green Realty Corp	14,995,385
442,356	Vornado Realty Trust	9,205,428

		61,813,764

	REITS - Shopping Centers – 1.08%
208,088	Federal Realty Investment Trust	21,025,212
938,824	Kimco Realty Corp	19,884,292
438,403	Regency Centers Corp	27,400,188

		68,309,692

	REITS - Storage – 0.73%
122,580	Extra Space Storage Inc	18,041,324
100,688	Public Storage	28,211,771

		46,253,095

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		December 31, 2022 Fair Value
	Common Stocks (continued)
	United States (continued)
	REITS - Warehouse / Industrial – 0.68%
379,994	Prologis Inc	$42,836,724

	Retail - Apparel / Shoes – 0.02%
266,291	Chico’s FAS Inc	1,310,152

	Retail - Bedding – 0.00%
96,981	Bed Bath & Beyond Inc	243,422

	Retail - Major Department Store – 0.32%
1,236,506	Nordstrom Inc	19,957,207

	Retail - Miscellaneous / Diversified – 0.21%
1,035,202	Sally Beauty Holdings Inc	12,960,729

	Retail - Regional Department Store – 0.48%
954,053	Kohl’s Corp	24,089,838
300,193	Macy’s Inc	6,198,985

		30,288,823

	Retail - Restaurants – 0.10%
201,804	Cheesecake Factory Inc	6,399,205

	Telecommunication Equipment – 0.30%
595,315	Juniper Networks Inc	19,026,267

	Telephone - Integrated – 0.37%
1,268,124	AT&T Inc	23,346,163

	Transport - Services – 0.96%
660,904	C.H. Robinson Worldwide Inc	60,512,374

	Total United States (proceeds $2,853,420,438)	$2,403,976,444

	Total Common Stocks (proceeds $3,336,113,551)	$2,804,612,390

	Total Securities Sold, Not Yet Purchased (proceeds $3,336,113,551)	$2,804,612,390

ADR	American Depositary Receipt
REITS	Real Estate Investment Trusts

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

Securities Sold, Not Yet Purchased - By Industry	December 31, 2022 Percentage of Net Assets (%)
Advertising Agencies	0.97
Advertising Services	0.24
Apparel Manufacturers	0.18
Appliances	0.29
Applications Software	0.71
Auto - Cars / Light Trucks	1.96
Auto / Truck Parts & Equipment - Original	0.24
Beverages - Non-alcoholic	0.42
Cable / Satellite TV	0.27
Commercial Services - Finance	0.34
Computer Data Security	1.07
Computer Software	2.01
Computers	0.09
Computers - Memory Devices	0.04
Computers - Peripheral Equipment	0.01
Consulting Services	0.49
Consumer Products - Miscellaneous	1.41
Cosmetics & Toiletries	0.61
Diversified Manufacturing Operations	0.27
E-Commerce / Products	0.37
E-Commerce / Services	0.06
Electric - Distribution	0.55
Electric - Integrated	1.30
Electronic Components - Semiconductors	6.98
Electronic Forms	1.13
Enterprise Software / Services	3.22
Finance - Credit Card	0.24
Food - Confectionery	0.33
Food - Miscellaneous / Diversified	3.81
Internet Application Software	0.10

Securities Sold, Not Yet Purchased - By Industry	December 31, 2022 Percentage of Net Assets (%)
Internet Content - Entertainment	0.24
Internet Content - Information / Networks	0.59
Internet Infrastructure Software	0.56
Investment Management / Advisory Services	2.50
Medical - Biomedical / Genetics	0.92
Medical - Drugs	0.48
Metal - Aluminum	0.02
Networking Products	0.56
Private Equity	0.37
Real Estate Management / Services	0.26
REITS - Health Care	0.35
REITS - Office Property	0.98
REITS - Regional Malls	0.14
REITS - Shopping Centers	1.08
REITS - Storage	0.73
REITS - Warehouse / Industrial	0.68
Retail - Apparel / Shoes	0.02
Retail - Bedding	0.00
Retail - Drug Store	0.08
Retail - Major Department Store	0.32
Retail - Miscellaneous / Diversified	0.21
Retail - Regional Department Store	0.48
Retail - Restaurants	0.10
Semiconductor Components - Integrated Circuits	0.36
Semiconductor Equipment	0.67
Telecommunication Equipment	0.30
Telephone - Integrated	0.37
Transport - Services	0.96
Wireless Equipment	0.31

Total Securities Sold, Not Yet Purchased	44.35%

ACAP STRATEGIC FUND

SCHEDULE OF WRITTEN OPTIONS (Unaudited)

Notional Amount (USD)	Contracts		December 31, 2022 Fair Value
		Written Options – 0.08%
		Equity Options – 0.08%
		Equity Put Options – 0.08%
		Australia – 0.06%
		Enterprise Software / Services – 0.06%
$ 43,836,000	3,653	Atlassian Corp, Class A, 2/17/2023, $120.00	$3,689,530

		Total Australia (premiums received $4,920,412)	$3,689,530

		United States – 0.02%
		Enterprise Software / Services – 0.02%
53,892,000	13,473	Alteryx Inc, Class A, 2/17/2023, $40.00	1,414,665

		Total United States (premiums received $5,375,359)	$1,414,665

		Total Equity Put Options (premiums received $10,295,771)	$5,104,195

		Total Equity Options (premiums received $10,295,771)	$5,104,195

		Total Written Options (premiums received $10,295,771)	$5,104,195

ACAP STRATEGIC FUND

SCHEDULE OF WRITTEN OPTIONS (Unaudited) (concluded)

Written Options - By Industry	December 31, 2022 Percentage of Net Assets (%)
Enterprise Software / Services	0.08

Total Written Options	0.08%

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount (USD)	Maturity Date*		December 31, 2022 Unrealized Appreciation / Depreciation***

	Swap Contracts – 0.98%
	Total Return Swap Contracts - Appreciation – 2.80%
	Australia – 0.08%
	Commercial Banks Non-US – 0.07%
$ (18,867,670)	12/23/2024	Bank of Queensland Ltd	$4,372,333

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Bank of Queensland Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Retail - Building Products – 0.01%
(21,237,110)	12/23/2024	Wesfarmers Ltd	745,705

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Wesfarmers Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$5,118,038

	Brazil – 0.07%
	Commercial Services - Finance – 0.07%
(8,836,589)	1/31/2023	Cielo SA	4,702,045

		Agreement with Morgan Stanley, dated 01/30/2019 to deliver the total return of the shares of Cielo SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.00%**.

	Total Brazil		$4,702,045

	Japan – 0.39%
	Audio / Video Products – 0.13%
(35,590,163)	3/4/2024	Sharp Corp	7,946,407

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Sharp Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.25%**.

	Bicycle Manufacturing – 0.04%
(32,255,482)	3/4/2024	Shimano Inc	2,581,296

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Shimano Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		December 31, 2022 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	Japan (continued)
	Building Products - Air & Heating – 0.02%
$ (21,510,068)	3/4/2024	Daikin Industries Ltd	$966,057

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Daikin Industries Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	E-Commerce / Products – 0.07%
(8,095,838)	3/4/2024	Rakuten Group Inc	4,552,219

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Rakuten Group Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Electric - Integrated – 0.02%
(11,171,988)	3/4/2024	Chubu Electric Power Co Inc	986,230

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Chubu Electric Power Co Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

(6,759,286)	3/4/2024	Tokyo Electric Power Co Holdings Inc	252,039

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Tokyo Electric Power Co Holdings Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

			1,238,269

	Office Automation & Equipment – 0.03%
(40,768,570)	3/4/2024	Canon Inc	1,201,873

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Canon Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

(3,356,722)	3/4/2024	Ricoh Co Ltd	793,772

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

			1,995,645

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		December 31, 2022 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	Japan (continued)
	Photo Equipment & Supplies – 0.02%
$ (7,921,224)	3/4/2024	Nikon Corp	$961,446

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Nikon Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Semiconductor Equipment – 0.06%
(39,255,234)	3/4/2024	Advantest Corp	3,676,980

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Advantest Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$23,918,319

	Spain – 0.07%
	Building - Heavy Construction – 0.07%
42,121,056	2/26/2024	Cellnex Telecom SA	4,418,567

Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Cellnex Telecom SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.65%**.

	Total Spain		$4,418,567

	Taiwan – 0.05%
	Semiconductor Components - Integrated Circuits – 0.05%
(9,100,508)	3/4/2024	Novatek Microelectronics Corp	2,671,374

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Novatek Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 4.63%**.

(4,049,604)	3/4/2024	United Microelectronics Corp	709,078

Agreement with Morgan Stanley, dated 03/01/2014 to deliver the total return of the shares of United Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 5.13%**.

	Total Taiwan		$3,380,452

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		December 31, 2022 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	United Kingdom – 0.22%
	Cosmetics & Toiletries – 0.04%
$ (40,648,707)	2/26/2024	Unilever PLC	$2,549,016

Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Unilever PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.35%**.

	Food - Retail – 0.12%
(12,289,487)	12/11/2023	Marks & Spencer Group PLC	7,883,120

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.

	Retail - Apparel / Shoes – 0.06%
(14,424,455)	12/11/2023	Next PLC	3,594,560

		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Next PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$14,026,696

	United States – 1.92%
	Web Portals / ISP – 1.92%
132,723,801	3/4/2024	Alphabet Inc, Class A	121,232,408

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Alphabet Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.

	Total United States		$121,232,408

	Total Return Swap Contracts - Appreciation ****		$176,796,525

	Total Return Swap Contracts - Depreciation – 1.82%
	Australia – 0.04%
	Commercial Banks Non-US – 0.04%
(27,075,961)	12/23/2024	Commonwealth Bank of Australia	2,639,798

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Commonwealth Bank of Australia in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

(73,870,100)	12/23/2024	Westpac Banking Corp	158,476

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Westpac Banking Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$2,798,274

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		December 31, 2022 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation (continued)
	Brazil – 0.52%
	Finance - Other Services – 0.08%
$ 89,421,887	1/31/2023	B3 SA - Brasil Bolsa Balcao	$5,283,106

Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of B3 SA - Brasil Bolsa Balcao in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.00%**.

	Retail - Discount – 0.44%
45,969,040	1/31/2023	Magazine Luiza SA	27,625,420

Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of Magazine Luiza SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.00%**.

	Total Brazil		$32,908,526

	China – 0.34%
	Applications Software – 0.34%
104,996,334	7/11/2024	Glodon Co Ltd, Class A	21,507,289

Agreement with Morgan Stanley, dated 07/10/2020 to receive the total return of the shares of Glodon Co Ltd, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.25%**.

	Total China		$21,507,289

	Ireland – 0.08%
	Commercial Services - Finance – 0.08%
21,485,978	12/11/2023	Experian PLC	5,071,010

		Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of Experian PLC in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Ireland		$5,071,010

	Japan – 0.01%
	Office Automation & Equipment – 0.01%
(5,089,024)	3/4/2024	Konica Minolta Inc	283,866

Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Konica Minolta Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.75%**.

	Total Japan		$283,866

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		December 31, 2022 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation (continued)
	Netherlands – 0.10%
	Music – 0.10%
$ (24,807,919)	2/26/2024	Universal Music Group NV	$6,400,730

Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Universal Music Group NV in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.35%**.

	Total Netherlands		$6,400,730

	South Korea – 0.20%
	Petrochemicals – 0.20%
133,010,605	8/9/2023	LG Chem Ltd	12,613,732

		Agreement with Morgan Stanley, dated 08/09/2021 to receive the total return of the shares of LG Chem Ltd in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%**.

	Total South Korea		$12,613,732

	Sweden – 0.00%
	Auto - Cars / Light Trucks – 0.00%
(701,023)	12/11/2023	Volvo Car AB, Class B	83,421

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Volvo Car AB, Class B in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 3.00%**.

	Total Sweden		$83,421

	Taiwan – 0.01%
	Electronic Components - Miscellaneous – 0.01%
(5,556,563)	3/4/2024	AUO Corp	368,333

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AUO Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 5.13%**.

	Total Taiwan		$368,333

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		December 31, 2022 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation (continued)
	United States – 0.52%
	Private Equity – 0.52%
$ 223,030,136	3/4/2024	Carlyle Group Inc	$33,062,240

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Carlyle Group Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.

	Total United States		$33,062,240

	Total Return Swap Contracts - Depreciation *****		$115,097,421

	Total Swap Contracts, net		$61,699,104

*	Per the terms of the executed swap agreement, no periodic payments are made. A single payment is made upon the maturity of the Total Return Swap Contracts.
**

The financing rate is made up of the Daily Fed Funds Effective Rate plus a variable rate. The Daily Fed Funds Effective Rate is the weighted average interest rate at which depository institutions (banks and credit unions) trade federal funds (balances held at Federal Reserve Banks) with each other overnight. The variable rate indicated is as of December 31, 2022.

***

The value of the Total Return Swap Contracts is the same as the unrealized appreciation/depreciation. For this reason the value has not been broken out separately. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts transactions.

****

Includes all Total Return Swap Contracts in an appreciated position. The unrealized appreciation of these contracts is included as part of Unrealized appreciation on total return swap contracts in the Statement of Assets and Liabilities.

*****

Includes all Total Return Swap Contracts in a depreciated position. The unrealized depreciation amounts of these contracts is included as part of Unrealized depreciation on total return swap contracts in the Statement of Assets and Liabilities.

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

Swap Contracts - By Industry	December 31, 2022 Percentage of Net Assets (%)
Applications Software	(0.34)
Audio / Video Products	0.13
Auto - Cars / Light Trucks	0.00
Bicycle Manufacturing	0.04
Building Products - Air & Heating	0.02
Building - Heavy Construction	0.07
Commercial Banks Non-US	0.03
Commercial Services - Finance	(0.01)
Cosmetics & Toiletries	0.04
E-Commerce / Products	0.07
Electric - Integrated	0.02
Electronic Components - Miscellaneous	(0.01)
Finance - Other Services	(0.08)

Swap Contracts - By Industry	December 31, 2022 Percentage of Net Assets (%)
Food - Retail	0.12
Music	(0.10)
Office Automation & Equipment	0.02
Petrochemicals	(0.20)
Photo Equipment & Supplies	0.02
Private Equity	(0.52)
Retail - Apparel / Shoes	0.06
Retail - Building Products	0.01
Retail - Discount	(0.44)
Semiconductor Components - Integrated Circuits	0.05
Semiconductor Equipment	0.06
Web Portals / ISP	1.92

Total Swap Contracts	0.98%

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2022 (Unaudited)

1.	Fair Value Measurement

ACAP Strategic Fund (the “Fund”) follows ASC Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) for fair value measurement. ASC Topic 820 establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Over-the-counter financial derivative instruments, such as forward contracts and total return swaps, derive their values from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivative contracts, which use valuation techniques and observable inputs as described above and in further detail below and have an appropriate level of market activity, are categorized within Level 2 of the fair value hierarchy.

The Fund recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the three months ended December 31, 2022.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased, Schedule of Written Options and the Schedule of Swap Contracts.

The following table summarizes the fair value of assets and liabilities by the ASC 820 fair value hierarchy levels as of

December 31, 2022.

	Level 1	Level 2	Level 3	Balance December 31, 2022
Assets
Investment Securities
Common Stocks	$6,914,512,566	$-	$-	$6,914,512,566
Short-Term Securities	295,028,461	-	-	295,028,461
Purchased Options	671,205,286	12,406,402	-	683,611,688
Total Return Swap Contracts	-	176,796,525	-	176,796,525

Total Assets	$7,880,746,313	$189,202,927	$-	$8,069,949,240

Liabilities
Securities Sold, Not Yet Purchased
Common Stocks	$2,803,189,428	$1,422,962	$-	$2,804,612,390
Written Options	5,104,195	-	-	5,104,195
Total Return Swap Contracts	-	115,097,421	-	115,097,421

Total Liabilities	$2,808,293,623	$116,520,383	$-	$2,924,814,006

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2022 (Unaudited) (continued)

2.	Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the New York Stock Exchange in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Fund’s Board of Trustees (the “Board”).

Domestic and foreign exchange-traded equity securities (including listed warrants) traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their official closing price as reported on their primary exchange.

Domestic non-exchange traded equity securities are valued at their last reported price.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above, as well as dividends on the reference equity security and accrued swap interest since the day of opening the position.

Fixed income, including convertible bonds, is generally valued using an evaluated bid price provided by an independent pricing agent. Evaluated bid prices provided by the pricing agent may be determined without exclusive reliance on quoted bid prices and may reflect factors such as relative credit information, observed market movements, sector news, maturity, reported trade frequencies and other market data. Money market instruments with a remaining maturity of 60 days or less may be valued at amortized cost (purchase price or last valuation, as applicable, adjusted for accretion of discount or amortization of premium) unless SilverBay Capital Management, LLC, investment adviser of the Fund (the “Adviser”) believes another valuation is more appropriate.

Options traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their last reported bid price as reported on such exchange(s). Non-exchange traded options and currency options are valued using a combination of observable inputs and models.

Forward contracts are traded on the over-the-counter market. Forward contracts are valued using observable inputs, such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts.

When market quotations are not readily available, if a market quotation is “stale”, or when the valuation methods mentioned above are not reflective of the fair value of an asset or a liability, fair value will be determined in good faith based on observable and unobservable inputs relevant to the valuation of the asset under the oversight of the Board (“Fair Value Determination”).

The Adviser monitors the continuing appropriateness of the valuation methodology being used for each security and other investment.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be subject to Fair Value Determination taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board. For the three months ended December 31, 2022, no portfolio securities or liabilities were subject to Fair Value Determination.

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks

a.	Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated notional amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return of other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market.

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2022 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

a.	Total Return Swaps (continued)

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss generally consists of the net amount of payments that the Fund contractually is entitled to receive and/or the termination value at the end of the contract, which may be different than the amounts recorded on the Statement of Assets and Liabilities. Total return swaps are non-income producing instruments.

The Fund’s total return swap contract counterparty is Morgan Stanley & Co., Inc.

At December 31, 2022, the net amount of the fair value of the above-mentioned investments was $61,699,104.

b.	Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of counterparty credit risk and leverage risk.

At December 31, 2022, the fair value of the above-mentioned investments was $666,101,091.

c.	Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2022 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

c.	Foreign Currency Transactions (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Fund may enter into forward contracts for hedging and non-hedging purposes to pursue its investment objective. These contracts represent obligations to purchase or to sell a specified amount of currency at a future date and at a specified price agreed to by the parties at the time they enter into the contracts and allow the Fund to “lock in” the US dollar prices of securities. However, there may be an imperfect correlation between the securities being purchased or sold and the forward contracts entered into, and there is a risk that a counterparty will be unable or unwilling to fulfill its obligations under the forward contract.

At December 31, 2022, the Fund held no positions of the above-mentioned investments.

The Fund may also seek to hedge against the decline in the value of a currency or, to the extent applicable, to enhance returns, through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

At December 31, 2022, the fair value of the currency options was $12,406,402.

4.	Federal Income Tax Information

During the year ended September 30, 2022, taxable gain differs from net increase in net assets resulting from operations primarily due to: (1) unrealized gain/(loss) from investment activities and foreign currency transactions, as investment gains and losses are not included in taxable income until they are realized; (2) deferred wash sales losses and loss deferrals on unsettled short positions; (3) net deferral of qualified late year losses; (4) deferred straddle losses; and (5) net operating losses.

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short- term and/or long-term losses. As of September 30, 2022, the Fund had $176,196,385 of capital loss carryovers available to offset possible future capital gains. Under federal tax law, capital loss realized after October 31, 2022 and certain ordinary losses realized after December 31, 2022 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended September 30, 2022, the Fund incurred and elected to defer qualified late-year ordinary loss of $212,106,068 and post-October capital losses of $412,578,858.

As of September 30, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income:	$—
Undistributed long-term capital gains:	—
Accumulated realized capital and other losses:	(800,881,311)
Net unrealized appreciation/depreciation:	(38,819,336)

Total	$(839,700,647)

As of December 31, 2022, the aggregate unrealized appreciation/depreciation and the aggregate cost of investment securities for tax purposes, including purchased options were as follows:

Excess of value over tax cost gross appreciation	$754,065,882
Excess of tax cost over value gross depreciation	(690,291,515)

Net unrealized appreciation	$63,774,367

5.	Subsequent Events

The Fund has determined that no material events or transactions occurred subsequent to December 31, 2022 that would require recognition or disclosure in the Fund’s “Schedule of Investments.”